7. Subordinated Debt: Schedule of Subordinated Debt Interest Rates (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt, Weighted Average Interest Rate	3.42%	3.60%	3.99%
Debt, Weighted Average Interest Rate during period	3.79%	4.08%	4.27%
Subordinated Debt
Debt, Weighted Average Interest Rate	3.32%	3.54%	4.68%
Debt, Weighted Average Interest Rate during period	3.30%	4.10%	5.20%